INVENTORIES (Schedule of Movement on the Inventory Provision) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Disclosure of other provisions [line items]
Opening provision at January 1	$ 0
Closing provision at December 31	150	$ 0
Provision for inventories [Member]
Disclosure of other provisions [line items]
Opening provision at January 1	11,344	16,274	$ 12,063
Charged during the year	2,113	2,291	7,391
Utilised during the year	(5,809)	(5,456)	(3,180)
Eliminated on disposal of business	0	(1,765)	0
Closing provision at December 31	$ 7,648	$ 11,344	$ 16,274